Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 494,473	$ 1,093,195	$ 70,081
Accounts receivable		51,324	100,255
Inventory	3,000,810	3,206,107	1,143,037
Prepaid expenses and other current assets	86,214	33,559	6,668
Deferred financing costs			1,591
Total current assets	3,722,883	4,384,185	1,321,632
Property and equipment, net	69,774	90,416	94,144
Goodwill	5,681,167	5,681,167
Intangible assets, net	390,297	511,275
Operating lease right of use assets	53,408	101,090	53,955
Investment in unconsolidated affiliate	6,603	6,603	5,828
Total Assets	9,924,132	10,774,736	1,475,559
Current liabilities:
Accounts payable and accrued liabilities	1,738,325	2,091,811	189,341
Accounts payable and accrued liabilities - related party	29,445
Accrued compensation - CEO	403,460
Secured notes payable, net of debt discount		338,925
Notes payable - current portion, net of debt discount	788,372	855,158
Convertible notes payable, net of debt discount	24,987	946,286	232,870
Loans payable and accrued interest	923,465	969,646	312,300
Deferred compensation - CEO		346,163	125,399
Advances from CEO and accrued interest		145,347	31,313
Derivative liability - convertible debt	83,016	478,212	201,430
Derivative liability - acquisition	103,124	500,020
Operating lease liabilities - current	37,498	76,494	13,665
Total current liabilities	4,131,692	6,748,062	1,106,318
Long-term liabilities:
Deferred compensation - CEO - long-term			320,172
Notes payable - long-term	261,866	261,776
Advances from CEO and accrued interest - long-term			179,828
Operating lease liabilities - long-term	15,912	24,595	40,289
Total long term liabilities	277,778	286,371	540,289
Total Liabilities	4,409,470	7,034,433	1,646,607
Commitments and contingencies
Stockholders’ equity (deficit)
Preferred stock value
Common stock value	30,677	12,165	908
Common stock issuable		160
Treasury stock		103,700	103,700
Additional paid-in capital	24,327,637	18,634,146	11,532,849
Accumulated deficit	(17,587,581)	(14,452,396)	(11,808,505)
Total Bergio International, Inc. stockholders’ equity	6,770,750	4,297,775	(171,048)
Non-controlling interest in subsidiaries	(1,256,088)	(557,472)
Total Stockholders’ equity	5,514,662	3,740,303	(171,048)
Total Liabilities and Stockholders’ Equity	9,924,132	10,774,736	1,475,559
Current assets:
Accounts receivable	56,230	26,323
Accounts receivable - related parties	85,156	25,001
Series A Preferred Stock
Stockholders’ equity (deficit)
Preferred stock value
Convertible Series B Preferred Stock
Stockholders’ equity (deficit)
Preferred stock value
Convertible Series C Preferred Stock
Stockholders’ equity (deficit)
Preferred stock value
Convertible Series D Preferred Stock
Stockholders’ equity (deficit)
Preferred stock value	$ 17